Financial instruments - Fair values and risk management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Total	R$ 872,092	R$ 1,054,064
Trade receivables, contract assets and other receivables
Financial instruments and risk management
Total	647,670	760,844
Trade receivables, contract assets and other receivables | North America
Financial instruments and risk management
Total	293,195	426,166
Trade receivables, contract assets and other receivables | Europe
Financial instruments and risk management
Total	91,471	73,460
Trade receivables, contract assets and other receivables | Latin America
Financial instruments and risk management
Total	249,959	246,270
Trade receivables, contract assets and other receivables | Asia Pacific
Financial instruments and risk management
Total	R$ 13,045	R$ 14,948